Benefit from income tax (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Benefit From Income Taxes
Deferred benefit	$ (707,270)	$ 0
Effect of offset from Kansas property acquisition	406,946	0
Total Benefit From Income Taxes	$ (300,324)	$ 0